Net Pension Assets - Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discount rate (0.5% movement) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ (538)	$ (506)	$ (410)
Decrease	569	537	434
Compensation - salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	103	99	122
Decrease	$ (93)	$ (89)	$ (117)